Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Statement Of Financial Position [Abstract]
Common shares, par value	$ 0.01	$ 0.01
Common shares, authorized	200,000,000	200,000,000
Common shares, issued	61,295,260	60,203,214
Common shares, outstanding	60,547,760	60,203,214
Treasury stock, shares	747,500